MORGAN STANLEY DEAN WITTER
QUALITY MUNICIPAL SECURITIES                            Two World Trade Center,
LETTER TO THE SHAREHOLDERS April 30, 2001               New York, New York 10048

DEAR SHAREHOLDER:

During the six-month period ended April 30, 2001, the U.S. economy began to show signs of a slowdown as retail sales flattened, capital spending stalled and unemployment edged upward. The stock market became more volatile and the value of many equities declined. Earlier fears about inflation were replaced with concerns over weakening asset prices. The change in market psychology was reinforced last December when comments by Federal Reserve Board Chairman Alan Greenspan indicated that the central bank was ready to switch to a bias toward easing rates if the economy continued to show weakness. These comments sparked a strong year-end rally in the fixed-income markets that lowered interest rates across the yield curve. Between January and April 2001, the Fed followed through by lowering the federal funds rate in four 50-basis-point moves from
6.50 to 4.50 percent. Subsequent to the end of the reporting period, on May 15, 2001, the Federal Reserve lowered rates an additional 50 basis points.

MUNICIPAL MARKET CONDITIONS

The yield of the long-term insured municipal bond index stabilized near 5.25 percent during the first three months of 2001. This level was nearly 75 basis points lower than a year ago. However, yields rose in April when economic data proved more favorable than expected. The index closed the month at a yield of
5.45 percent. As the Federal Reserve began to ease monetary policy, the yield pickup for extending tax-exempt maturities from one to 30 years jumped from 150 to 240 basis points. The California electric crisis has adversely affected California municipal bond yields. Whereas yields on California bonds were substantially lower than national levels six months ago, they were at or above national levels by the end of April.

Historically, the ratios of municipal yields as a percentage of Treasury yields have been used to track the relationship between the two markets. The ratio of 30-year insured municipals to Treasuries declined slightly, to

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL SECURITIES
LETTER TO THE SHAREHOLDERS April 30, 2001, continued

95 percent, during the first half of the fiscal year. Over the past three years this ratio has ranged between 86 and 100 percent.

Lower interest rates have led to a resurgence in new-issue supply. During the first four months of 2001, new-issue volume increased 36 percent, to $77 million. For all of calendar year 2000 total new-issue volume was $200 billion.


[GRAPHIC OMITTED]

  Date          AAA Ins        Tsy         % Relationship
  ----          -------        ---         --------------
12/30/94         6.75          7.88             85.66%
01/31/95         6.40          7.70             83.12%
02/28/95         6.15          7.44             82.66%
03/31/95         6.15          7.43             82.77%
04/28/95         6.20          7.34             84.47%
05/31/95         5.80          6.66             87.09%
06/30/95         6.10          6.62             92.15%
07/31/95         6.10          6.86             88.92%
08/31/95         6.00          6.66             90.09%
09/29/95         5.95          6.48             91.82%
10/31/95         5.75          6.33             90.84%
11/30/95         5.50          6.14             89.58%
12/29/95         5.35          5.94             90.07%
01/31/96         5.40          6.03             89.55%
02/29/96         5.60          6.46             86.69%
03/29/96         5.85          6.66             87.84%
04/30/96         5.95          6.89             86.36%
05/31/96         6.05          6.99             86.55%
06/28/96         5.90          6.89             85.63%
07/31/96         5.85          6.97             83.93%
08/30/96         5.90          7.11             82.98%
09/30/96         5.70          6.93             82.25%
10/31/96         5.65          6.64             85.09%
11/29/96         5.50          6.35             86.61%
12/31/96         5.60          6.63             84.46%
01/31/97         5.70          6.79             83.95%
02/28/97         5.65          6.80             83.09%
03/31/97         5.90          7.10             83.10%
04/30/97         5.75          6.94             82.85%
05/30/97         5.65          6.91             81.77%
06/30/97         5.60          6.78             82.60%
07/30/97         5.30          6.30             84.13%
08/31/97         5.50          6.61             83.21%
09/30/97         5.40          6.40             84.38%
10/31/97         5.35          6.15             86.99%
11/30/97         5.30          6.05             87.60%
12/31/97         5.15          5.92             86.99%
01/31/98         5.15          5.80             88.79%
02/28/98         5.20          5.92             87.84%
03/31/98         5.25          5.93             88.53%
04/30/98         5.35          5.95             89.92%
05/29/98         5.20          5.80             89.66%
06/30/98         5.20          5.65             92.04%
07/31/98         5.18          5.71             90.72%
08/31/98         5.03          5.27             95.45%
09/30/98         4.95          5.00             99.00%
10/31/98         5.05          5.16             97.87%
11/30/98         5.00          5.06             98.81%
12/31/98         5.05          5.10             99.02%
01/31/99         5.00          5.09             98.23%
02/28/99         5.10          5.58             91.40%
03/31/99         5.15          5.63             91.47%
04/30/99         5.20          5.66             91.87%
05/31/99         5.30          5.83             90.91%
06/30/99         5.47          5.96             91.78%
07/31/99         5.55          6.10             90.98%
08/31/99         5.75          6.06             94.88%
09/30/99         5.85          6.05             96.69%
10/31/99         6.03          6.16             97.89%
11/30/99         6.00          6.29             95.39%
12/31/99         5.97          6.48             92.13%
01/31/00         6.18          6.49             95.22%
02/29/00         6.04          6.14             98.37%
03/31/00         5.82          5.83             99.83%
04/30/00         5.91          5.96             99.16%
05/31/00         5.91          6.01             98.34%
06/30/00         5.84          5.90             98.98%
07/31/00         5.73          5.78             99.13%
08/31/00         5.62          5.67             99.12%
09/30/00         5.74          5.89             97.45%
10/31/00         5.65          5.79             97.58%
11/30/00         5.55          5.61             98.93%
12/31/00         5.27          5.46             96.52%
01/31/01         5.30          5.50             96.36%
02/28/01         5.27          5.31             99.25%
03/31/01         5.26          5.44             96.69%
04/30/01         5.45          5.79             94.13%

SOURCE: MUNICIPAL MARKET DATA - A DIVISION OF THOMAS FINANCIAL MUNICIPAL GROUP AND BLOOMBERG L.P.


PERFORMANCE

During the six-month period ended April 30, 2001, the net asset value (NAV) of Morgan Stanley Dean Witter Quality Municipal Securities (IQM) increased from $14.28 to $14.61 per share. Based on this change, plus a reinvestment of tax-free dividends totaling $0.375 per share, the Trust's total NAV return was
5.26 percent. IQM's value on the New York Stock Exchange (NYSE) increased from $12.125 to $13.35 per

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL SECURITIES
LETTER TO THE SHAREHOLDERS April 30, 2001, continued

share during this period. Based on this change plus reinvestment of tax-free dividends, IQM's total market return was 13.28 percent. As of April 30, 2001, IQM's share price was at an 8.62 percent discount to its NAV.

Monthly dividends for the second quarter of 2001, declared in March, were unchanged at $0.0625 per share. The Trust's level of undistributed net investment income was $0.084 per share on April 30, 2001, versus $0.077 per share six months earlier.

PORTFOLIO STRUCTURE

The Trust's net assets of $340.3 million were diversified among 12 long-term sectors and 55 credits. At the end of April, the portfolio's average maturity was 17 years. Average duration, a measure of sensitivity to interest-rate changes, was 7.2 years. The accompanying charts provide current information on the portfolio's credit quality, maturity distribution and sector concentrations. Optional redemption provisions are also shown by year of the call and their respective cost (book) yields.

THE IMPACT OF LEVERAGING

As discussed in previous shareholder reports, the total income available for distribution to common shareholders includes incremental income provided by the Trust's outstanding Auction Rate Preferred shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities normally ranging from one week to one year. Incremental income to common shareholders depends on two factors. The first factor is the amount of ARPS outstanding, while the second is the spread between the portfolio's cost yield and ARPS expenses (ARPS auction rate and expenses). The greater the spread and amount of ARPS outstanding, the greater the amount of incremental income available for distribution to common shareholders. The level of net investment income available for distribution to common shareholders varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

During the six-month period, ARPS leverage contributed approximately $0.03 per share to common share earnings. The Trust's five ARPS series totaling $97 million represented 29 percent of net assets. Yields on the Trust's four weekly ARPS series ranged between 2.93 and 5.05 percent. The yield on the series with an annual auction occurring in January 2001 was 3.64 percent. In comparison, the yield on 1-year municipal notes has fallen from 4.19 percent in October 2000 to 3.08 percent at the end of April.

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL SECURITIES
LETTER TO THE SHAREHOLDERS April 30, 2001, continued

LOOKING AHEAD

The slower pace of economic growth and the Federal Reserve Board's shift to an easing bias in its monetary policy should create a favorable backdrop for fixed-income investments. In this environment, tax-free income and relative attractiveness versus Treasuries continue to offer good long-term value to municipal investors.

The Trust's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their purchase in the open market or in privately negotiated transactions. During the six-month period ended April 30, 2001, the Trust purchased and retired 212,800 shares of common stock at a weighted average market discount of 10.81 percent.

We appreciate your ongoing support of Morgan Stanley Dean Witter Quality Municipal Securities and look forward to continuing to serve your investment needs.


Very truly yours,


/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                    MITCHELL M. MERIN
Chairman of the Board                     President

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL SECURITIES
LETTER TO THE SHAREHOLDERS April 30, 2001, continued


[GRAPHIC OMITTED]

LARGEST SECTORS AS OF APRIL 30, 2001
(% OF NET ASSETS)

GENERAL OBLIGATION        18%
TRANSPORTATION            13%
WATER & SEWER             12%
MORTGAGE                  11%
IDR/PCR*                  10%
HOSPITAL                   8%
EDUCATION                  7%
ELECTRIC                   7%
PUBLIC FACILITIES          7%

* INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE.
  PORTFOLIO STRUCTURE IS SUBJECT TO  CHANGE.


[GRAPHIC OMITTED]

CREDIT RATINGS AS OF APRIL 30, 2001
(% OF TOTAL LONG-TERM PORTFOLIO)

AAA OR AAA           40%
 AA OR AA            44%
  A OR A             16%

 AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORP. PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


[GRAPHIC OMITTED]

     DISTRIBUTION BY MATURITY
         (% OF NET ASSETS)

WEIGHTED AVERAGE MATURITY: 17 YEARS

UNDER 1 YEAR               1.9%
1-5 YEARS                  0.0%
5-10 YEARS                 4.6%
10-20 YEARS               64.7%
20-30 YEARS               27.4%
30+ YEARS                  1.1%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL SECURITIES
LETTER TO THE SHAREHOLDERS April 30, 2001, continued

[GRAPHIC OMITTED]

  CALL AND COST (BOOK) YIELD STRUCTURE
     (BASED ON LONG-TERM PORTFOLIO)
             APRIL 30, 2001

            BONDS CALLABLE

WEIGHTED AVERAGE CALL PROTECTION: 4 YEARS

2001               0%
2002               1%
2003              57%
2004              15%
2005               0%
2006               0%
2007               4%
2008               1%
2009               5%
2010               7%
2011+             10%


[GRAPHIC OMITTED]

      COST (BOOK) YIELD*

WEIGHTED AVERAGE BOOK YIELD: 5.6%

2001
2002              6.0%
2003              5.6%
2004              5.7%
2005              0.0%
2006              0.0%
2007              5.6%
2008              5.2%
2009              5.4%
2010              5.8%
2011+             5.3%

* COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE TRUST OPERATING EXPENSES. FOR EXAMPLE, THE TRUST IS EARNING A BOOK YIELD OF 6.0% ON 1% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2002.

  PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS April 30, 2001 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                                      COUPON    MATURITY
 THOUSANDS                                                                                       RATE       DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (97.8%)
            General Obligation (18.0%)
$   5,000   De Kalb County, Georgia, Refg 1993 ..............................................   5.25%     01/01/20   $  4,958,500
    4,020   Chicago, Illinois, Ser 2000 A (FGIC) ............................................   6.125     01/01/21      4,317,038
    4,000   Anne Arundel County, Maryland, Ser 1999 .........................................   5.00      05/15/19      3,929,960
   10,000   Washington Suburban Sanitation District, Maryland, Refg 1993 Second Ser .........   5.25      06/01/14     10,187,000
            New York, New York,
    5,000    1994 Ser C .....................................................................   5.50      10/01/10      5,304,850
   10,000    1994 Ser D .....................................................................   5.75      08/15/08     10,428,500
   10,000   Metropolitan Government of Nashville & Davidson County, Tennessee,
             Refg Ser 1997** ................................................................   5.125     05/15/25      9,658,000
    2,600   Northside Independent School District, Texas, Building & Refg Ser 2001 (PSF) ....   5.00      02/15/26      2,418,364
   10,000   Seattle, Washington, Refg Ser 1993 ..............................................   5.65      01/01/20     10,103,200
---------                                                                                                            ------------
   60,620                                                                                                              61,305,412
---------                                                                                                            ------------
            Educational Facilities Revenue (7.4%)
    3,500   District of Columbia, Georgetown University Ser 1993 ............................   5.25      04/01/13      3,502,275
            Illinois Educational Facilities Authority,
    4,695    Illinois Wesleyan University Ser 1993 ..........................................   5.70      09/01/23      4,732,185
    4,955    Northwestern University Refg Ser 1993 ..........................................   5.375     12/01/21      4,951,680
            Massachusetts Health & Educational Facilities Authority,
   10,000    Boston College Ser K ...........................................................   5.25      06/01/18      9,899,500
    2,100    Wentworth Institute of Technology Ser B (Connie Lee) ...........................   5.50      10/01/23      2,091,852
---------                                                                                                            ------------
   25,250                                                                                                              25,177,492
---------                                                                                                            ------------
            Electric Revenue (7.3%)
    4,800   North Carolina Municipal Power Agency #1, Catawba Ser 1993 (MBIA) ...............   5.358     01/01/12      4,885,632
    5,000   South Carolina Public Service Authority, 1993 Refg Ser A (MBIA) .................   5.50      07/01/21      5,009,450
    5,000   Chelan County Public Utility District #1, Washington, Hydro Refg
             Ser 1993 G .....................................................................   5.375     06/01/18      4,958,400
   10,000   Snohomish County Public Utility District #1, Washington, Ser 1993 B (AMT) .......   5.80      01/01/24      9,926,800
---------                                                                                                            ------------
   24,800                                                                                                              24,780,282
---------                                                                                                            ------------
            Hospital Revenue (7.8%)
    3,500   Maine Health & Higher Educational Facilities Authority, Ser 1993 D (FSA) ........   5.50      07/01/18      3,520,020
   10,000   Missouri Health & Educational Facilities Authority, Barnes-Jewish Inc/
             Christian Health Services Ser 1993 A ...........................................   5.25      05/15/14     10,211,800
   10,000   Fairfax County Industrial Development Authority, Virginia, Inova Health
             Refg Ser 1993 A ................................................................   5.25      08/15/19      9,952,600
    3,000   Wisconsin Health & Educational Facilities Authority, Catholic Health Corp
             Ser 1993 .......................................................................   5.375     11/15/13      2,960,910
---------                                                                                                            ------------
   26,500                                                                                                              26,645,330
---------                                                                                                            ------------

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS April 30, 2001 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                                   COUPON     MATURITY
 THOUSANDS                                                                                    RATE        DATE         VALUE
---------------------------------------------------------------------------------------------------------------------------------
            Industrial Development/Pollution Control Revenue (10.0%)
$  10,000   Hawaii Department of Budget & Finance, Hawaiian Electric Co Inc
             Ser 1993 (AMT) (MBIA) .......................................................   5.45 %     11/01/23   $  9,847,100
    4,000   Calvert County, Maryland, Baltimore Gas & Electric Co Refg Ser 1993 ..........   5.55       07/15/14      4,104,600
    4,000   Brazos River Authority, Texas, Houston Lighting & Power Co Ser 1993
            (MBIA) .......................................................................   5.60       12/01/17      4,036,440
    5,000   Marshall County, West Virginia, Ohio Power Co Ser B (MBIA) ...................   5.45       07/01/14      5,095,650
   10,000   Weston, Wisconsin, Wisconsin Public Service Co Refg Ser 1993 .................   6.90       02/01/13     10,860,500
---------                                                                                                          ------------
   33,000                                                                                                            33,944,290
---------                                                                                                          ------------
            Mortgage Revenue - Multi-Family (5.1%)
    4,010   Illinois Housing Development Authority, 1993 Ser A ...........................   5.90       07/01/12      4,060,125
   13,310   Wisconsin Housing & Economic Development Authority, 1993 Ser .................   5.55       11/01/15     13,218,427
---------                                                                                                          ------------
   17,320                                                                                                            17,278,552
---------                                                                                                          ------------
            Mortgage Revenue - Single Family (5.7%)
    5,000   Alaska Housing Finance Corporation, 1997 Ser A (MBIA) ........................   6.00       06/01/27      5,118,550
    3,830   Connecticut Housing Finance Authority, 1993 SubSer F-1 .......................   5.60       05/15/11      3,944,938
    7,000   Kentucky Housing Corporation, Federally Insured/Gtd Loans 1993 Ser B .........   5.40       07/01/14      7,060,900
    3,000   Virginia Housing Development Authority, 1992 Ser A ...........................   7.10       01/01/25      3,082,860
---------                                                                                                          ------------
   18,830                                                                                                            19,207,248
---------                                                                                                          ------------
            Public Facilities Revenue (6.5%)
   10,000   California Public Works Board, Correctional 1993 Ser D COPs ..................   5.375      06/01/18      9,971,800
    2,000   Maine Municipal Bond Bank, 1993 Ser E ........................................   5.30       11/01/13      2,030,360
   10,000   Regional Convention & Sports Complex Authority, Missouri, Refg Ser A 1993 ....   5.60       08/15/17     10,114,500
---------                                                                                                          ------------
   22,000                                                                                                            22,116,660
---------                                                                                                          ------------
            Resource Recovery Revenue (3.0%)
   10,000   Northeast Maryland Waste Disposal Authority, Montgomery County
---------     Ser 1993 A (AMT) ...........................................................   6.30       07/01/16     10,325,100
            Transportation Facilities Revenue (12.5%)                                                              ------------
    5,000   Miami-Dade County, Florida, Miami International Airport Ser 2000 A (AMT)
              (FGIC) .....................................................................   6.00       10/01/24      5,294,850
    3,000   Hawaii Airports, Refg Ser 2000 B (AMT) (FGIC) ................................   6.625      07/01/18      3,299,430
    3,000   Illinois Toll Highway Authority, Priority Refg 1998 Ser A (FSA) ..............   5.50       01/01/15      3,153,120
    5,000   Wayne County, Michigan, Detroit Metropolitan Wayne County Airport
             Sub Lien Ser 1993 C (MBIA) ..................................................   5.25       12/01/13      5,072,950
    4,000   Nevada Department of Business & Industry, Las Vegas Monorail, 1st Tier
             Ser 2000 (Ambac) ............................................................   5.375      01/01/40      3,845,720
    5,000   Cleveland, Ohio Airport Ser 2000A (FSA) ......................................   5.00       01/01/31      4,683,050
    3,000   Pennsylvania Turnpike Commission, Ser A 1998 (Ambac) .........................   4.75       12/01/27      2,674,050
    9,965   South Carolina Transportation Infrastructure Bank, Ser 1999 A (Ambac) ........   5.50       10/01/16     10,289,859
    4,175   Virginia Transportation Board, US Route 58 Corridor Ser 1993 B ...............   5.50       05/15/18      4,226,060
---------                                                                                                          ------------
   42,140                                                                                                            42,539,089
---------                                                                                                          ------------


                       See Notes to Financial Statements

Morgan Stanley Dean Witter Quality Municipal Securities
Portfolio of Investments April 30, 2001 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                                 COUPON      MATURITY
 THOUSANDS                                                                                  RATE         DATE          VALUE
---------------------------------------------------------------------------------------------------------------------------------
            Water & Sewer Revenue (11.9%)
$   5,000   Los Angeles County Sanitation Districts Financing Authority, California,
             1993 Ser A ...............................................................    5.25 %      10/01/19   $  4,935,900
            Louisville & Jefferson County Metropolitan Sewer District, Kentucky,
    3,000    Ser 1993 A (MBIA) ........................................................    5.50        05/15/21      3,012,840
    5,000    Ser 1993 B (MBIA) ........................................................    5.50        05/15/23      5,016,000
    5,020   Massachusetts Water Resources Authority, 1993 Ser C .......................    5.25        12/01/20      4,953,284
    5,000   New York City Municipal Water Finance Authority, New York, 1994 Ser B .....    5.50        06/15/19      5,043,650
    3,000   Winston-Salem, North Carolina Water & Sewer Refg Ser 2001 .................    5.125       06/01/28      2,893,890
    5,905   Philadelphia, Pennsylvania, Water & Wastewater Ser 1993 (FSA) .............    5.50        06/15/14      6,017,845
    5,000   Austin, Texas, Water & Wastewater Refg Ser 2001 A (FSA) (WI) ..............    5.125       05/15/27      4,734,000
    4,000   Norfolk, Virginia, Water Ser 1993 (Ambac) .................................    5.375       11/01/23      4,015,040
---------                                                                                                         ------------
   40,925                                                                                                           40,622,449
---------                                                                                                         ------------
            Other Revenue (2.6%)
    5,000   New York Local Government Assistance Corporation, Ser 1993 C ..............    5.50        04/01/18      5,034,750
    4,000   Philadelphia, Pennsylvania, Gas Works Second Ser 1998 (FSA) ...............    5.00        07/01/23      3,774,600
---------                                                                                                         ------------
    9,000                                                                                                            8,809,350
---------                                                                                                         ------------
  330,385   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $326,552,060) ...........................................       332,751,254
---------                                                                                                         ------------
            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (1.9%)
    4,200   Missouri Health & Educational Facilities Authority, Cox Health System
             Ser 1997 (MBIA) (Demand 05/01/01) ........................................    4.35*       06/01/15      4,200,000
    2,300   Lehigh General Purpose Authority, Pennsylvania, Lehigh Valley Hospital Ser
             1997 A (Ambac) (Demand 05/01/01) .........................................    4.35*       07/01/28      2,300,000
---------                                                                                                         ------------
    6,500   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $6,500,000)................................      6,500,000
---------                                                                                                         ------------
$ 336,885   TOTAL INVESTMENTS (Cost $333,052,060) (a).............................................         99.7%   339,251,254
=========
            OTHER ASSETS IN EXCESS OF LIABILITIES ................................................          0.3      1,007,173
                                                                                                          -----   ------------
            NET ASSETS ...........................................................................        100.0%  $340,258,427
                                                                                                          =====   ============


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS April 30, 2001 (unaudited) continued



-------------
  AMT    Alternative Minimum Tax.
  COPs   Certificates of Participation.
  WI     Security purchased on a "when-issued" basis.
  *      Current coupon of variable rate demand obligation.
  ** A portion of this security is segregated in connection with the purchase of a "when-issued" security.
  (a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $6,855,993 and the aggregate gross unrealized depreciation is $656,799, resulting in net unrealized appreciation of $6,199,194.


Bond Insurance:
---------------
  Ambac        Ambac Assurance Corporation.
Connie Lee     Connie Lee Insurance Company - A wholly owned subsidiary of Ambac
               Assurance Corporation.
  FGIC         Financial Guaranty Insurance Company.
  FSA          Financial Security Assurance Inc.
  MBIA         Municipal Bond Investors Assurance Corporation.
  PSF          Texas Permanent School Fund Guarantee Program.



                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets

Alaska ........................     1.5%    Maine .........................    1.6%      Pennsylvania ..................     4.3%
California  ...................     4.4     Maryland  .....................    8.4       South Carolina ................     4.5
Connecticut ...................     1.2     Massachusetts  ................    5.0       Tennessee .....................     2.8
District of Columbia ..........     1.0     Michigan   ....................    1.5       Texas .........................     3.3
Florida .......................     1.6     Missouri ......................    7.2       Virginia  .....................     6.3
Georgia .......................     1.5     Nevada ........................    1.1       Washington ....................     7.3
Hawaii  .......................     3.9     New York  .....................    7.6       West Virginia   ...............     1.5
Illinois  .....................     6.2     North Carolina ................    2.3       Wisconsin .....................     7.9
Kentucky ......................     4.4     Ohio   ........................    1.4                                          ----
                                                                                            Total  .....................    99.7%
                                                                                                                            ====


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL SECURITIES
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2001 (unaudited)



ASSETS:
Investments in securities, at value
  (cost $333,052,060)......................................................   $339,251,254
Cash ......................................................................         40,372
Interest receivable .......................................................      5,987,165
Prepaid expenses ..........................................................        120,845
                                                                              ------------
   TOTAL ASSETS ...........................................................    345,399,636
                                                                              ------------
LIABILITIES:
Payable for:
   Investments purchased ..................................................      4,805,864
   Dividends to preferred shareholders ....................................        110,173
   Investment management fee ..............................................        102,220
   Common shares of beneficial interest repurchased .......................         18,766
Accrued expenses ..........................................................        104,186
                                                                              ------------
   TOTAL LIABILITIES ......................................................      5,141,209
                                                                              ------------
   NET ASSETS .............................................................   $340,258,427
                                                                              ============
COMPOSITION OF NET ASSETS:
Preferred shares of beneficial interest (1,000,000 shares authorized of
  non-participating $.01 par value, 1,940 shares outstanding)..............   $ 97,000,000
                                                                              ------------
Common shares of beneficial interest (unlimited shares authorized of
  $.01 par value, 16,649,158 shares outstanding)...........................    248,658,327
Net unrealized appreciation ...............................................      6,199,194
Accumulated undistributed net investment income ...........................      1,393,925
Accumulated net realized loss .............................................    (12,993,019)
                                                                              ------------
   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS ...........................    243,258,427
                                                                              ------------
   TOTAL NET ASSETS .......................................................   $340,258,427
                                                                              ============
NET ASSET VALUE PER COMMON SHARE
  ($243,258,427 divided by 16,649,158 common shares outstanding)...........         $14.61
                                                                                    ======


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL SECURITIES
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the six months ended April 30, 2001 (unaudited)


NET INVESTMENT INCOME:

INTEREST INCOME ...............................     $ 9,123,001
                                                    -----------
EXPENSES
Investment management fee .....................         597,760
Auction commission fees .......................         138,941
Transfer agent fees and expenses ..............          47,392
Professional fees .............................          33,361
Auction agent fees ............................          21,328
Shareholder reports and notices ...............          17,781
Registration fees .............................          14,310
Trustees' fees and expenses ...................          10,306
Custodian fees ................................           8,920
Other .........................................          19,712
                                                    -----------
   TOTAL EXPENSES .............................         909,811
Less: expense offset ..........................          (8,920)
                                                    -----------
   NET EXPENSES ...............................         900,891
                                                    -----------
   NET INVESTMENT INCOME ......................       8,222,110
                                                    -----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain .............................         564,636
Net change in unrealized appreciation .........       4,580,538
                                                    -----------
   NET GAIN ...................................       5,145,174
                                                    -----------
NET INCREASE ..................................     $13,367,284
                                                    ===========

                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL SECURITIES
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS


                                                                  FOR THE SIX        FOR THE YEAR
                                                                 MONTHS ENDED           ENDED
                                                                APRIL 30, 2001     OCTOBER 31, 2000
---------------------------------------------------------------------------------------------------
                                                                  (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ......................................    $  8,222,110        $  16,763,295
Net realized gain ..........................................         564,636              727,547
Net change in unrealized appreciation/depreciation .........       4,580,538           12,898,713
                                                                ------------        -------------
   NET INCREASE ............................................      13,367,284           30,389,555
                                                                ------------        -------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Preferred ..................................................      (1,834,848)          (3,824,096)
Common .....................................................      (6,288,598)         (13,838,773)
                                                                ------------        -------------
   TOTAL DIVIDENDS .........................................      (8,123,446)         (17,662,869)
                                                                ------------        -------------
Decrease from transactions in common shares of
  beneficial interest ......................................      (2,807,622)         (10,279,055)
                                                                ------------        -------------
   NET INCREASE ............................................       2,436,216            2,447,631
NET ASSETS:
Beginning of period ........................................     337,822,211          335,374,580
                                                                ------------        -------------
   END OF PERIOD
   (Including undistributed net investment income of
   $1,393,925 and $1,295,261, respectively).................    $340,258,427        $ 337,822,211
                                                                ============        =============


                       See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL SECURITIES
NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited)


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Quality Municipal Securities (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on March 3, 1993 and commenced operations on September 29, 1993.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Trust that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL SECURITIES
NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited) continued

which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., the Trust pays the Investment Manager a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2001 aggregated $19,916,944 and $22,541,319, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Trust's transfer agent. At April 30, 2001, the Trust had transfer agent fees and expenses payable of approximately $9,700.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,631. At April 30, 2001, the Trust had an accrued pension liability of $43,571, which is included in accrued expenses in the Statement of Assets and Liabilities.

4. PREFERRED SHARES OF BENEFICIAL INTEREST

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series 1 through 5, Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL SECURITIES
NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited) continued


the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.



                         AMOUNT IN                                      RANGE OF
 SERIES     SHARES*     THOUSANDS*       RATE*      RESET DATE      DIVIDEND RATES**
--------   ---------   ------------   ----------   ------------   -------------------
   1         340          $17,000         3.30%     05/01/01         2.93% - 5.05%
   2         300           15,000         3.30      05/02/01         3.00  - 5.05
   3         300           15,000         3.60      05/03/01         3.07  - 5.00
   4         600           30,000         3.64      01/08/02         3.64  - 4.05
   5         400           20,000         3.30      05/01/01         3.11  - 5.05

---------------
  * As of April 30, 2001.
 ** For the six months ended April 30, 2001.

Subsequent to April 30, 2001 and up through June 8, 2001, the Trust paid dividends to Series 1 through 5 at rates ranging from 2.75% to 3.70%, in the aggregate amount of $427,174.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

5. COMMON SHARES OF BENEFICIAL INTEREST

Transactions in common shares of beneficial interest were as follows:


                                                                                                           CAPITAL
                                                                                                           PAID IN
                                                                                                          EXCESS OF
                                                                                SHARES      PAR VALUE     PAR VALUE
                                                                            -------------- ----------- ---------------
Balance, October 31, 1999 .................................................  17,718,413     $177,184   $261,567,820
Treasury shares purchased and retired (weighted average discount 11.64%) *     (856,455)      (8,564)   (10,270,491)
                                                                             ----------     --------   ------------
Balance, October 31, 2000 .................................................  16,861,958      168,620    251,297,329
Treasury shares purchased and retired (weighted average discount 10.81%) *     (212,800)      (2,128)    (2,805,494)
                                                                             ----------     --------   ------------
Balance, April 30, 2001 ...................................................  16,649,158     $166,492   $248,491,835
                                                                             ==========     ========   ============

---------------
 * The Trustees have voted to retire the shares purchased.

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL SECURITIES
NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited) continued


6. FEDERAL INCOME TAX STATUS

At October 31, 2000, the Trust had a net capital loss carryover of approximately $13,558,000, which may be used to offset future capital gains to the extent provided by regulations, which will be available through October 31 of the following years:



           AMOUNT IN THOUSANDS
------------------------------------------
   2002        2003       2004     2005
   ----        ----       ----     ----
  $9,897      $2,809      $716     $136
  ======      ======      ====     ====


7. DIVIDENDS TO COMMON SHAREHOLDERS

On March 27, 2001, the Trust declared the following dividends from net investment income:


    AMOUNT
   PER SHARE       RECORD DATE       PAYABLE DATE
--------------   ---------------   ---------------
  $0.0625          May 4, 2001       May 18, 2001
  $0.0625          June 8, 2001      June 22, 2001


8. EXPENSE OFFSET

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.

9. RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Trust may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At April 30, 2001, the Trust did not hold positions in residual interest bonds.

MORGAN STANLEY DEAN WITTER QUALITY MUNICIPAL SECURITIES
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                                            FOR THE SIX                 FOR THE YEAR ENDED OCTOBER 31,*
                                                           MONTHS ENDED   ---------------------------------------------------------
                                                          APRIL 30, 2001*    2000        1999       1998         1997      1996
-----------------------------------------------------------------------------------------------------------------------------------
                                                           (unaudited)
SELECTED PER SHARE DATA:
Net asset value, beginning of period ....................   $14.28          $13.45      $14.99      $14.31      $13.44    $13.04
                                                            ------          ------      ------      ------      ------    ------
Income (loss) from investment operations:
 Net investment income ..................................     0.49            0.97        0.95        0.95        0.95      0.92
 Net realized and unrealized gain (loss) ................     0.31            0.81       (1.57)       0.64        0.69      0.23
                                                            ------          ------      ------      ------      ------    ------
Total income (loss) from investment operations ..........     0.80            1.78       (0.62)       1.59        1.64      1.15
                                                            ------          ------      ------      ------      ------    ------
Less dividends from:
 Net investment income ..................................    (0.38)          (0.81)      (0.78)      (0.75)      (0.72)    (0.72)
 Common share equivalent of dividends paid to preferred
  shareholders ..........................................    (0.11)          (0.22)      (0.18)      (0.19)      (0.18)    (0.17)
                                                            ------          ------      ------      ------      ------    ------
Total dividends .........................................    (0.49)          (1.03)      (0.96)      (0.94)      (0.90)    (0.89)
                                                            ------          ------      ------      ------      ------    ------
Anti-dilutive effect of acquiring treasury shares .......     0.02            0.08        0.04        0.03        0.13      0.14
                                                            ------          ------      ------      ------      ------    ------
Net asset value, end of period ..........................   $14.61          $14.28      $13.45      $14.99      $14.31    $13.44
                                                            ======          ======      ======      ======      ======    ======
Market value, end of period .............................   $13.35         $12.125     $12.063     $13.938      $12.50    $11.25
                                                            ======         =======     =======     =======      ======    ======
TOTAL RETURN+  ..........................................    13.28%(1)        7.40%      (8.22)%     18.04%      18.11%    10.39%

RATIOS TO AVERAGE NET ASSETS OF COMMON
SHAREHOLDERS:
Total expenses ..........................................     0.74%(2)(3)     0.77%(3)    0.73%(3)    0.72%(3)    0.71%     0.72%(3)
Net investment income before preferred stock dividends ..     6.71%(2)        7.09%       6.52%       6.46%       6.87%     6.94%
Preferred stock dividends ...............................     1.50%(2)        1.62%       1.24%       1.29%       1.30%     1.27%
Net investment income available to common shareholders ..     5.21%(2)        5.47%       5.28%       5.17%       5.57%     5.67%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................. $340,258        $337,822    $335,375    $371,027    $363,509  $364,858
Asset coverage on preferred shares at end of period .....      350%            348%        345%        382%        374%      376%
Portfolio turnover rate .................................        6%(1)           5%         10%          3%          6%       --



-------------
* The per share amounts were computed using an average number of shares outstanding during the period.
+ Total return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1) Not annualized.
(2) Annualized.
(3) Does not reflect the effect of expense offset of 0.01%.

                       See Notes to Financial Statements

                 (This page has been left blank intentionally.)

TRUSTEES
------------------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
------------------------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
------------------------------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
------------------------------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
------------------------------------------------------
Morgan Stanley Investment Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors and accordingly they do not express an opinion thereon.

MORGAN STANLEY
DEAN WITTER
QUALITY
MUNICIPAL
SECURITIES

SEMIANNUAL REPORT
APRIL 30, 2001